SHARE-BASED COMPENSATION EXPENSES (Details Textual) (USD $)	12 Months Ended			1 Months Ended									12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Feb. 20, 2012 Service and Performance Conditions 1 [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold One [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold Two [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold Three [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest One [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest Two [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest Three [Member]	Feb. 20, 2012 Service and Manager's Performance Condition 1 [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 02, 2011 Restricted Stock [Member] Director [Member]	Feb. 01, 2011 Restricted Stock [Member] Director [Member]	Jan. 31, 2011 Restricted Stock [Member] Director [Member]	Jun. 30, 2011 Restricted Stock [Member] Director [Member]	Feb. 20, 2012 Performance Shares [Member]	Jun. 30, 2013 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member]	Jun. 30, 2011 Performance Shares [Member]	Jun. 30, 2013 Performance Shares [Member] EPS Threshold Three [Member]	Jun. 30, 2013 Performance Shares [Member] Options Vest Four [Member]	Jun. 30, 2013 Incentive Shares [Member]	Jun. 30, 2012 Incentive Shares [Member]	Jun. 30, 2013 Share Options [Member]	Jun. 30, 2012 Share Options [Member]	Jun. 30, 2011 Share Options [Member]	Sep. 20, 2007 Stock Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																															3,000,000
Issuance of ordinary shares upon vesting of restricted shares (in shares)																30,000	22,500	15,000	67,500
Weighted average exercise price, Granted (in dollars per share)																				$ 9.29	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period																				5 years
Aggregate intrinsic value, Forfeited or expired																					$ 0							$ 663,330	$ 1,860,782	$ 2,640,820
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options													187,591								2,173,269							0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition													8 months 12 days								2 years 7 months 6 days
Share-Based Compensation	1,599,496	1,139,368	551,966										1,316,572	654,318	0						282,924	282,924	95,338			0	0	0	202,125	456,628
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																					$ 9.15	$ 9.15	$ 0			$ 9.06
Targeted Net Income Thresholds In Year One																											10,000,000
Targeted Net Income Thresholds In Year Two																										11,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in shares)																										755,090	755,091
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value													282,925	255,621	95,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		2,496,360	2,036,420																		0	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)				60,000																1,476,000	0					1,510,181
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments	$ 0
Restricted Shares Vested Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)				30,000	1,416,000	944,000	236,000	236,000	283,200	283,200	849,600	60,000													472,000
Cliff Vest Date After Grant Date				36 months
Exercisable Terms				60 months
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum						15.00%	20.00%	25.00%
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum						20.00%	25.00%																	20.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term									24 months	36 months	48 months									4 years 2 months 1 day					60 years
Number Of Selling Shareholders																										2
Service Period																										2 years
Stock issued during period shares stock options exercised (in shares)																					0							138,000
Number Of Options Cliff Vested (in shares)				60,000